UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

MUNICIPAL BONDS AND NOTES (130.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.5%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Ba1	$1,100,000	$1,151,282

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	500,000	601,390
zero %, 10/1/46	BBB-	3,950,000	3,247,532

Jefferson, Cnty. Rev. Bonds (Warrents)
5.00%, 9/15/34	AA	2,075,000	2,415,611
5.00%, 9/15/33	AA	275,000	321,393

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	1,450,000	1,823,158

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,000,000	1,099,280

			10,659,646
Arizona (3.9%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,372,612

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	BB+/F	200,000	236,318
(Choice Academies, Inc.), 5.625%, 9/1/42	BB+	315,000	325,716
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	675,000	703,073
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,804,873
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	680,000	725,091

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	256,725
5.00%, 7/1/35	BB	900,000	939,384
Ser. A, 5.00%, 7/1/35	BB	600,000	625,032

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,463,160
5.00%, 12/1/37	Baa1	2,000,000	2,401,100
5.00%, 12/1/32	Baa1	570,000	675,211

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.25%, 12/1/42	BB-/P	1,000,000	1,048,420

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	200,000	221,514
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	200,000	222,488

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,022,440

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	510,730

			16,562,256
California (13.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	660,000	737,708
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	689,256

CA Muni. Fin. Auth. Rev. Bonds
(Emerson College), 6.00%, 1/1/42	BBB+	1,000,000	1,133,670
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	200,000	224,402
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	750,000	834,045

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	519,991

CA State G.O. Bonds, 5.00%, 4/1/42	Aa3	2,000,000	2,280,060

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	681,818

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,068,050
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,188,781

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,250,000	1,261,313
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,293,540

CA State U. Rev. Bonds (Systemwide), Ser. A
5.00%, 11/1/41	Aa2	2,500,000	2,925,975
5.00%, 11/1/37	Aa2	2,325,000	2,780,398

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5.375%, 4/1/30	A-	540,000	540,794

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,460,092
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,247,320
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,095,930
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	466,691
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,449,125

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	380,000	425,513

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	Baa3	1,500,000	1,736,370

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	2,450,000	2,450,000
Ser. A-2, 5.30%, 6/1/37	B	1,000,000	1,016,080
Ser. A-1, 5.125%, 6/1/47	B3	3,235,000	3,235,065
Ser. A-1, 5.00%, 6/1/29	BBB	1,000,000	1,175,620

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	340,100

Los Angeles, Dept. of Arpt Rev. Bonds (Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,150,050

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,151,240

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	440,948

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,076,543

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6.625%, 8/1/38 (Prerefunded 8/1/21)	Aa3	800,000	970,872
(Election of 2006), Ser. A, 5.50%, 8/1/32 (Prerefunded 8/1/22)	Aa3	500,000	603,115

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	BBB	490,000	544,380

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	369,334

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/30	A1	600,000	680,484

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	490,300
zero %, 8/1/38	BBB/P	2,000,000	664,740

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	250,000	278,228

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB	920,000	1,032,222

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5.25%, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,620,000	1,800,970

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,388

Univ. of CA Rev. Bonds, Ser. AF, 5.00%, 5/15/36(T)	AA	7,000,000	8,126,557

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	411,656

			58,886,734
Colorado (3.4%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	424,904

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5.375%, 9/1/26	A3	500,000	553,280

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5.125%, 7/1/34	BB+	755,000	774,615

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	881,248
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	348,519
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB+	250,000	273,500
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	1,500,000	1,617,660
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB+	1,100,000	1,173,161

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,071,850
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,290,663
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	523,745

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index), Ser. A, 1.727%, 9/1/39	A3	1,900,000	1,908,740

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	234,043

High Performance Trans. Enterprise Rev. Bonds (C-470 Express Lanes), 5.00%, 12/31/47	BBB/F	500,000	552,695

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	225,000	240,791

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,714,730

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	824,865

			14,409,009
Delaware (1.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	543,545
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,703,454
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	722,139

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.75%, 10/1/38	VMIG1	1,860,000	1,860,000

			5,829,138
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	395,000	420,130
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	5,000	5,956
(Howard U.), Ser. A, 6.25%, 10/1/32	BBB	525,000	559,850
(Howard U.), Ser. A, U.S. Govt. Coll., 6.25%, 10/1/32 (Prerefunded 4/1/21)	AAA/P	475,000	561,597
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,158,430

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,076,175

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	244,333

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,467,580

			7,494,051
Florida (6.8%)

Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	250,555

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	516,105

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	400,000	424,388

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	673,170

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,034,920

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,439,646

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	1,350,000	1,349,892

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	2,150,000	2,389,231
5.00%, 11/15/40	A2	500,000	558,380

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	869,526

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	970,000	970,941

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	500,000	506,240

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,500,000	1,540,320

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,095,470

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,264,280

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,240,000	1,318,306

Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	3,000,000	3,177,570

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	606,178

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	2,000,000	2,278,800

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,061,280

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	534,667

Tallahassee, Hlth. Fac. Rev. Bonds (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,074,560

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	700,000	700,707

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	476,994

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	765,000	859,745

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	390,000	429,000

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	325,000	339,944

			28,740,815
Georgia (4.0%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/31	A2	1,000,000	1,157,570

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,495,210

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	807,510

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	505,000	520,892

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	838,088
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,111,730
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,078,870

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,047,210
5.00%, 3/1/37	BBB-/F	1,450,000	1,549,166

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	784,546

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), Ser. PJ, 6.25%, 6/15/20 (Prerefunded 6/15/18)	Ba3	535,000	559,407

Marietta, Dev. Auth. 144A Rev. Bonds (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	1,000,000	1,054,050

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	2,000,000	2,255,120

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	600,000	601,122

			16,860,491
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	209,138

			209,138
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	400,000	470,452
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	3,000,000	3,233,910
(Kahala Nui), 5.125%, 11/15/32	A-/F	400,000	432,488

			4,136,850
Illinois (8.5%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,560,000	2,752,179
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,047,520
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,499,880

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	1,589,000	1,597,549

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	1,500,000	1,309,200

Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	B/P	1,000,000	1,026,470

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	509,030

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. G, 5.00%, 1/1/37	A	400,000	452,888
Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,959,442

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,466,488

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	875,000	951,291

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,350,425

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	335,000	335,114

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,236,620
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,178,899
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	Caa1	500,000	519,210
(Three Crowns Pk. Plaza), Ser. A, 5.875%, 2/15/26	BB-/P	1,000,000	1,001,520
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,658,365

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,300,600
5.00%, 1/1/41	Baa3	700,000	726,243
5.00%, 2/1/39	Baa3	200,000	206,486
5.00%, 11/1/34	Baa3	500,000	526,435
5.00%, 1/1/32	Baa3	795,000	840,800
5.00%, 2/1/29	Baa3	300,000	325,728

IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	15,000	17,016
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	BBB-	1,485,000	1,684,629
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	562,178
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,045,380
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	320,878
(Presence Hlth. Network), Ser. C, 5.00%, 2/15/36	Baa3	525,000	565,835
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	506,565

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,166,950

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	1,050,000	1,192,769

			35,840,582
Indiana (0.7%)

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,117,840
5.00%, 2/1/29	A-	500,000	564,170

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,323,405

			3,005,415
Iowa (0.7%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,000,000	1,023,190
5.25%, 12/1/25	B	750,000	801,480

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	1,250,000	1,247,575

			3,072,245
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7.125%, 5/15/29 (Prerefunded 5/15/19)	BB/P	500,000	553,795

			553,795
Kentucky (2.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(Masonic Home Indpt. Living II), 7.25%, 5/15/41 (Prerefunded 5/15/21)	BB-/P	500,000	608,230
(Masonic Home Indpt. Living II), 7.00%, 5/15/30 (Prerefunded 5/15/21)	BB-/P	500,000	603,635
(Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,000,630

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,246,916

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	140,396

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	906,705

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/28	Baa3	500,000	511,380

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,501,510

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	754,292

			9,273,694
Louisiana (0.9%)

LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6.75%, 11/1/32	BBB	2,200,000	2,224,904

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	250,000	276,600

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39	CCC/P	500,000	5,000

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,106,570

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	385,000	392,669

			4,005,743
Maine (0.6%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba2	1,000,000	1,147,340
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba2	1,000,000	1,111,130

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	Caa1	500,000	499,835

			2,758,305
Maryland (1.3%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37	A/F	1,585,000	1,770,350

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	593,390

Prince Georges Cnty., Rev. Bonds (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,200,000	1,286,340

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	265,043
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,579,665

			5,494,788
Massachusetts (5.9%)

MA State G.O. Bonds
(Cons. Loan), Ser. A, 5.00%, 4/1/36	Aa1	4,000,000	4,755,160
Ser. G, 4.00%, 9/1/42	Aa1	2,700,000	2,844,990

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	792,203
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	450,850	465,615
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	360,000	391,021
(Suffolk U.), Ser. A, U.S. Govt. Coll., 6.25%, 7/1/30 (Prerefunded 7/1/19)	AAA/P	640,000	703,565
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	275,400	284,320
(Boston U.), SGI, 6.00%, 5/15/59	A1	500,000	642,700
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	200,000	223,820
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	320,000	343,760
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	630,000	686,624
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	88,265	88,270
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	835,944
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,700,000	1,708,279
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/46	A1	125,000	142,691
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,275,000	1,463,190
(Suffolk U.), 5.00%, 7/1/36	Baa2	750,000	838,673
(Suffolk U.), 5.00%, 7/1/35	Baa2	750,000	842,055
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	552,404
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	11,085

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	1,050,000	1,055,082

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.50%, 1/1/23	AA	55,000	58,319

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	450,000	495,585
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	BBB	1,100,000	1,208,438
(Springfield College), 5.50%, 10/15/26 (Prerefunded 10/15/19)	BBB	1,500,000	1,647,870
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	250,000	250,535
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	Baa3	1,000,000	1,002,930

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	830,580

			25,165,708
Michigan (4.8%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,437
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,655,000	1,819,375

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	780,068

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds (Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/46	AA	1,500,000	1,694,670

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,000,000	2,232,760

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,369,568

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.50%, 11/15/45	BB+/F	500,000	526,795
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	437,668
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	600,000	669,624

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,228,905

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,185,920

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,619,028

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	1,250,000	1,428,563

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,275,100

			20,273,481
Minnesota (2.5%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	343,999

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,940,000	2,033,042
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,110,838

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	499,205

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5.375%, 10/1/26	B/P	670,000	670,348

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.72%, 11/15/35 (JPMorgan Chase Bank, N.A. (LOC))	VMIG1	850,000	850,000

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/34	BB+	800,000	824,968

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,109,030

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	512,955
5.25%, 9/1/27	B-/P	750,000	777,668

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	303,368
6.375%, 9/1/31	BBB-	250,000	281,845

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,126,856

			10,444,122
Mississippi (1.0%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.77%, 12/1/30	VMIG1	2,500,000	2,500,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	1,600,000	1,686,608

			4,186,608
Missouri (0.6%)

Kirkwood, Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Aberdeen Heights), Ser. A, 5.25%, 5/15/42	BB/F	500,000	526,545

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.72%, 9/1/30	VMIG1	1,000,000	1,000,000

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A3	1,000,000	1,090,420

			2,616,965
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	1,735,000	1,828,430

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,083,940

			2,912,370
Nevada (1.0%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,050,000	1,194,921

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/21	BBB	515,000	555,716

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	495,000	520,285

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/18	BBB-/P	345,000	348,968

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	430,000	445,562
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	375,000	407,910

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	251,168

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5.00%, 6/15/40	BBB+	600,000	670,014

			4,394,544
New Hampshire (2.1%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6.00%, 10/1/27 (Prerefunded 10/1/19)	Baa1	1,700,000	1,878,925

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	Caa1	350,000	347,624

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,240,760
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,479,760
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	629,004
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	250,000	277,300
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,111,680

NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	758,228

			8,723,281
New Jersey (9.1%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,512,810

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,129,150
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,117,150
(MSU Student Hsg. - Provident Group - Montclair LLC), 5.375%, 6/1/25	Baa3	2,000,000	2,141,560
(Lions Gate), 5.25%, 1/1/44	BB-/P	300,000	309,363
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	3,000,000	3,279,930
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	363,237
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	533,020
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,232,170
5.00%, 6/15/26	Baa1	500,000	539,310

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,691,385

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	2,600,000	2,802,410
Ser. D, 4.875%, 11/1/29	A1	700,000	763,126

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,151,600
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	835,000	906,175
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,122,900

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes)
5.00%, 6/15/29	A+	1,050,000	1,133,381
5.00%, 6/15/28	A+	600,000	653,268

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	1,000,000	1,092,990

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B	7,500,000	7,167,675
Ser. 1A, 4.75%, 6/1/34	BB-	2,210,000	2,115,942
zero %, 6/1/41	A-	4,180,000	1,203,088

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,591,303

			38,552,943
New Mexico (0.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	548,555
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,139,460

			2,688,015
New York (10.1%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6.75%, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	631,656

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero %, (5.625%, 1/1/24) 1/1/55(STP)	B/P	300,000	227,328

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.27%, 11/1/26	AA	3,000,000	3,000,450

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	3,000,000	3,224,910

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.74%, 11/1/22	VMIG1	370,000	370,000

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5.00%, 6/15/31(T)	AA+	10,000,000	11,316,996

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. 99-A, E-1, 5.00%, 2/1/40	AAA	4,330,000	5,079,956

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through), 5.00%, 6/1/51	BBB	1,700,000	1,760,010

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), zero %, 11/15/50	Aa3	2,500,000	677,825

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,500,000	1,737,045

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(NY U.), Ser. A, 5.00%, 7/1/40	Aa2	1,000,000	1,182,580
(NY U.), Ser. A, 5.00%, 7/1/39	Aa2	1,000,000	1,184,480
(NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	571,035

NY State Dorm. Auth. Revs. bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,621,900

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	1,000,000	995,830

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	750,000	835,088
Class 1, 5.00%, 11/15/44	BB-/P	1,250,000	1,357,838

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,620,000	1,747,462

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	102,816

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,118,700

			42,743,905
North Carolina (2.2%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	810,930

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	904,216

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	1,000,000	1,011,740
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,693,651
(Salemtowne), 5.25%, 10/1/37	BB/P	385,000	405,863
(Forest at Duke, Inc. (The)), 5.125%, 9/1/27	BBB+/F	1,000,000	1,001,450
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	422,720
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	865,046
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	996,449
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	518,980
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	558,740

			9,189,785
Ohio (5.3%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/38	A2	2,035,000	2,321,304

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	2,000,000	1,973,820
Ser. A-3, 6.25%, 6/1/37	B-	850,000	840,395
Ser. A-2, 6.00%, 6/1/42	B3	2,500,000	2,376,175
Ser. A-2, 5.875%, 6/1/47	B3	2,750,000	2,596,880
Ser. A-2, 5.875%, 6/1/30	B-	1,315,000	1,239,716
Ser. A-2, 5.75%, 6/1/34	B-	5,175,000	4,820,875

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	1,250,000	1,336,450

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
5.625%, 8/15/29	A3	245,000	254,986
U.S. Govt. Coll., 5.625%, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,346,487

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A+	525,000	569,315
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	305,308

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	837,540

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	900,000	993,456
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB/F	150,000	156,245

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	500,000	588,225

			22,557,177
Oklahoma (0.8%)

OK State Dev. Fin. Auth. Rev. Bonds (Provident OK Ed. Resources, Inc.-Cross Village Student Hsg.), Ser. A, 5.00%, 8/1/47	BBB-	500,000	539,575

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,448,588

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,313,038

			3,301,201
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	538,025
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	379,015

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	747,880

Yamhill Cnty., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/36	BB/P	325,000	345,313

			2,010,233
Pennsylvania (4.3%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,083,010

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	750,000	759,383
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	375,417

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,049,570

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A	250,000	283,535

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-1, 5.00%, 2/15/45	Aa2	2,500,000	2,851,750

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	3,000,000	3,195,840

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,571,685

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	500,000	547,110
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	823,222
(Indiana U.), Ser. A, 5.00%, 7/1/41	BBB+	500,000	529,390

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	900,000	1,009,017
Ser. A, 5.00%, 12/1/38	A1	500,000	563,920

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	1,055,000	1,205,190

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6.50%, 1/1/38	Baa3	1,325,000	1,350,241

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	833,929

			18,032,209
Puerto Rico (0.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5.50%, 7/1/21 (In default)(NON)	Caa3	1,000,000	797,660
(Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	A	1,000,000	1,067,720

			1,865,380
Rhode Island (0.4%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,742,955

			1,742,955
South Carolina (1.7%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,401,824
Ser. A, 5.50%, 12/1/54	AA-	2,000,000	2,265,620

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,500,000	1,672,080

			7,339,524
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/45	A1	1,250,000	1,402,225

			1,402,225
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,450,000	1,574,149

			1,574,149
Texas (12.5%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,060,900

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,735,000	2,810,842

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	281,225
Ser. A, 5.00%, 1/1/40	BBB+	500,000	565,435
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	525,000	584,561

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB	500,000	582,515
5.00%, 8/15/32	BBB	315,000	342,997
5.00%, 8/15/28	BBB	200,000	227,252

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,535,000	2,769,335

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5.25%, 10/1/51	AA+	2,000,000	2,314,660

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	260,665
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	1,000,000	1,072,960

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.75%, 12/1/24	A-1+	2,000,000	2,000,000

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,646,075
Ser. B-1, 5.00%, 7/15/30	BB-	650,000	703,073
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,668,450
(United Airlines, Inc.), 4.75%, 7/1/24	Ba3	1,300,000	1,411,982

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,215,181
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,176,845

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,018,210

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,868,305

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	1,000,000	1,076,400
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,381,075

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	523,175
(NCCD College Station Properties, LLC), Ser. A, 5.00%, 7/1/47	Baa3	500,000	533,255
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	523,690
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	208,124
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	588,019

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,179,160

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	120,000	122,484
Ser. A, 5.00%, 1/1/39	A1	1,000,000	1,147,680

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	474,688
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	839
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	16,104
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	9,482
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	1,634
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	24,166
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	12,750

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/39	B+/P	1,500,000	1,593,135
(Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	875,000	942,393
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,000,000	1,045,910
(Buckner Retirement Svcs., Inc.), 5.25%, 11/15/37	A/F	1,065,000	1,070,932
(Buckner Retirement Svcs., Inc.), Ser. B, 5.00%, 11/15/46	A/F	1,500,000	1,682,010

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,269,800
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,843,025

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.90%, 7/2/24	AA+	100,000	102,639

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,672,830

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	543,960
5.00%, 12/31/50	Baa3	750,000	818,768

			52,989,595
Utah (0.4%)

Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.00%, 7/1/37	A+	500,000	578,670
5.00%, 7/1/36	A+	1,000,000	1,159,190

			1,737,860
Virginia (2.4%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	1,500,000	1,646,175

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,013,600

Chesapeake Bay Bridge & Tunnel Dist. Rev. Bonds (1st Tier Gen. Resolution), 5.00%, 7/1/46	Baa2	1,000,000	1,115,570

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	686,069

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	692,570

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	490,000	501,775

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	544,900

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	833,810
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,244,956

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	1,700,000	1,824,899

			10,104,324
Washington (4.7%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	704,988

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	800,000	872,688

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,701,250

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5.00%, 6/1/28(T)	AA+	5,000,000	5,692,944

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,382,279

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,110,450
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,483,170
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	820,400

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.93%, 1/1/42	A	1,700,000	1,707,548

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	493,795

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	500,000	492,995
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,251,181
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,244,595

			19,958,283
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	735,000	753,191

			753,191
Wisconsin (1.7%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	379,544

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	306,570

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,535,301
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,356,725
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	250,000	262,515

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,897,128

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	411,715

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	985,550

			7,135,048

Total municipal bonds and notes (cost $518,497,087)			$552,187,776

PREFERRED STOCKS (0.4%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		1,600,000	$1,648,000

Total preferred stocks (cost $1,600,000)			$1,648,000

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$6,373

Total common stocks (cost $1,273,945)			$6,373

TOTAL INVESTMENTS

Total investments (cost $521,371,032)(b)			$553,842,149

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $423,637,249.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $521,025,021, resulting in gross unrealized appreciation and depreciation of $37,297,063 and $4,479,935, respectively, or net unrealized appreciation of $32,817,128.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $17,204,945 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.9%
	Transportation	16.7
	Utilities	14.8
	Education	12.3
	Prerefunded	12.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $30,758,397were held by the TOB trust and served as collateral for $13,553,453 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $76,732 for these investments based on an average interest rate of 0.66%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$6,373	$—	$—
Total common stocks	6,373	—	—
Municipal bonds and notes	—	552,114,432	73,344
Preferred stocks	—	1,648,000	—

Totals by level	$6,373	$553,762,432	$73,344

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017